COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 468,073	$ 120,685
Office Building [Member]
Operating Leased Assets [Line Items]
Lease Expiration Date	Dec. 31, 2016
Lease Agreement Period	36 months
Motor Vehicle [Member]
Operating Leased Assets [Line Items]
Lease Agreement Period	36 months